First Trust Capital Strength Portfolio Investment Strategy - First Trust Capital Strength Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in the securities that comprise The Capital StrengthTM Index (the “Index”). The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). According to the Index Provider, the Index seeks to provide exposure to well-capitalized companies with strong market positions. The companies are screened for strong balance sheets, a high degree of liquidity, the ability to generate earnings growth and a record of financial strength and profit growth. The Index’s initial universe consists of the securities comprising the Nasdaq US BenchmarkTM Index, a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Index then excludes all securities that do not meet the size and liquidity requirements of the Index and multiple share classes of the same issuer. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. In order to be eligible for inclusion in the Index, a security must also be a common stock or real estate investment trust ("REIT"), have at least $1 billion in cash or short-term investments, after removing restricted cash, have a long-term debt to market capitalization ratio less than 30%, have a positive shareholder equity and have a return on equity greater than15%. The eligible securities are then ranked based upon a combination of their three-month annualized and twelve-month realized volatility (with ranks of 1 representing the lowest values). Securities ranked outside the lowest 15 within each Industry, as determined by the Industry Classification Benchmark ("ICB"), are excluded. The 50 securities with the lowest combined ranks are chosen for inclusion in the Index. In the case of ties in combined ranks, the security with the highest free float market capitalization is chosen for inclusion in the Index. Each security is equal weighted in the Index. The Fund may invest in securities of any market capitalization. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 2, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies and industrial companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 2, 2026. To the extent the Fund invests a significant portion of its assets in a given investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 2, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies and industrial companies, although this may change from time to time.